Prepaid Expenses And Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid voyage costs	$ 8,825	$ 2,829
Inventories	32,667	21,072
Claims receivable	12,694	5,568
Other	6,110	3,651
Total prepaid expenses and other current assets	$ 60,296	$ 33,120